[THE RESERVE FUNDS LOGO]
             Founders of
        "America's First
             Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RPES/SEMI 1/97

                                [THE RESERVE FUNDS LOGO]
                                             Founders of
                                        "America's First
                                             Money Fund"

                          ------------------------------------------------------

                                      SEMI-ANNUAL REPORT

                          ------------------------------------------------------

                               RESERVE PRIVATE EQUITY SERIES

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1996
                                         (UNAUDITED)

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
BEVERAGES (3.4%)
  Pepsico, Inc. .......................................................................    6,000    $  179,250
                                                                                                    ----------
COMPUTER NETWORKING (4.6%)
  Cisco Systems, Inc.*.................................................................    3,600       244,350
                                                                                                    ----------
COMPUTER SOFTWARE (13.1%)
  CUC International, Inc.*.............................................................    8,250       217,594
  Microsoft Corporation*...............................................................    1,500       235,312
  National Data Corporation............................................................    6,000       239,250
                                                                                                    ----------
                                                                                                       692,156
                                                                                                    ----------
ELECTRICAL EQUIPMENT (0.9%)
  American Superconductor Corporation*.................................................    4,500        49,500
                                                                                                    ----------
ELECTRONICS (4.0%)
  Perceptron, Inc.*....................................................................    6,000       207,750
                                                                                                    ----------
FINANCIAL SERVICES (9.3%)
  Citicorp.............................................................................    2,200       240,350
  Federal National Mortgage Association................................................    6,000       247,500
                                                                                                    ----------
                                                                                                       487,850
                                                                                                    ----------
HOSPITAL MANAGEMENT (2.3%)
  Assisted Living Concepts, Inc.*......................................................    8,000       119,000
                                                                                                    ----------
MEDICAL SUPPLIES (1.1%)
  LaserSight Corporation*..............................................................   10,000        59,375
                                                                                                    ----------
MULTI-LINE INSURANCE (5.5%)
  American International Group, Inc. ..................................................    2,500       287,500
                                                                                                    ----------
OFFSHORE DRILLING (2.5%)
  Ensco International, Inc.*...........................................................    3,000       131,625
                                                                                                    ----------
OIL/GAS EQUIPMENT SERVICES (5.3%)
  Oryx Energy Co.*.....................................................................    5,000       103,750
  Schlumberger, Ltd. ..................................................................    1,700       176,800
                                                                                                    ----------
                                                                                                       280,550
                                                                                                    ----------
PACKAGED SOFTWARE (3.7%)
  Computer Associates International, Inc. .............................................    3,000       197,250
                                                                                                    ----------
PHARMACEUTICALS (14.1%)
  Johnson & Johnson....................................................................    5,000       265,625
  Eli Lilly & Company..................................................................    3,000       229,500
  Merck & Company, Inc. ...............................................................    3,000       249,000
                                                                                                    ----------
                                                                                                       744,125
                                                                                                    ----------
PUBLISHING (5.1%)
  Harte-Hanks Communications...........................................................   10,500       270,375
                                                                                                    ----------
PUBLISHING -- NEWSPAPERS (3.3%)
  Tribune Company......................................................................    2,000       173,000
                                                                                                    ----------

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
RADIO, TV & BROADCAST COMMUNICATION EQUIPMENT (2.5%)
  Sinclair Broadcast Group, Inc.*......................................................    5,300    $  128,525
                                                                                                    ----------
REAL ESTATE (3.9%)
  Insignia Financial Group, Inc. Class A*..............................................    9,000       204,750
                                                                                                    ----------
RETAIL SPECIALTY (3.0%)
  Home Depot, Inc. ....................................................................    3,000       156,375
                                                                                                    ----------
SEMICONDUCTOR, RELATED DEVICE (2.9%)
  Intel Corporation....................................................................    1,200       152,250
                                                                                                    ----------
SPECIAL INDUSTRIAL MACHINERY (3.8%)
  Thermo Electron Corporation..........................................................    5,500       199,375
                                                                                                    ----------
TELECOMMUNICATIONS (3.2%)
  CommNet Cellular, Inc.*..............................................................    6,000       169,500
                                                                                                    ----------
TELECOMMUNICATIONS EQUIPMENT (2.3%)
  Glenayre Technologies, Inc.*.........................................................    5,075       121,166
                                                                                                    ----------
TOTAL COMMON STOCKS (Cost $4,243,804) (99.8%)..........................................              5,255,597
Other assets, less liabilities (0.2%)..................................................                 11,298
                                                                                                    ----------
NET ASSETS (100%)......................................................................             $5,266,895
                                                                                                    ==========

------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing security.

For federal income tax purposes the tax basis for investments owned at November 30, 1996 was $4,243,804, the aggregate gross unrealized appreciation for all investments was $1,241,238 and aggregate gross unrealized depreciation for all investments was $229,445.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                          VALUE
                              CONVERTIBLE BONDS                                 MATURITY      PAR        (NOTE 1)
-----------------------------------------------------------------------------   --------    --------    ----------
AIR TRANSPORT (4.1%)
  Reno Air, Inc., 9%.........................................................   09/30/02     250,000    $  256,250
  UNC, Inc., 7.5%............................................................   03/31/06     340,000       316,200
                                                                                                        ----------
                                                                                                           572,450
                                                                                                        ----------
BIO-TECHNOLOGY (2.0%)
  NABI, Inc., 6.5%...........................................................   02/01/03     300,000       283,500
                                                                                                        ----------
BUILDING PRODUCTS -- RETAIL/WHOLESALE (2.1%)
  Home Depot, Inc., 3.25%....................................................   10/01/01     300,000       294,000
                                                                                                        ----------
COMMERCIAL SERVICES (1.94%)
  Pharmaceutical Marketing Services, Inc., 6.25%.............................   02/01/03     350,000       273,000
                                                                                                        ----------
COMPUTER NETWORKING (2.3%)
  Synoptics Communications, Inc., 5.25%......................................   05/15/03     350,000       330,750
                                                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                                                          VALUE
                              CONVERTIBLE BONDS                                 MATURITY      PAR        (NOTE 1)
-----------------------------------------------------------------------------   --------    --------    ----------
COMPUTER SOFTWARE (2.3%)
  MacNeal - Schwendler Corporation, 7.875%...................................   08/18/04     350,000    $  318,500
                                                                                                        ----------
ENVIRONMENT -- CONSULTING, ENGINEERING (1.7%)
  Roy F. Weston, Inc., 7%....................................................   04/15/02     270,000       234,900
                                                                                                        ----------
FOOD CHAINS (2.3%)
  Marsh Supermarkets, Inc., 7%...............................................   02/15/03     350,000       329,000
                                                                                                        ----------
GENERAL INDUSTRIAL MACHINE & EQUIPMENT (2.4%)
  Robbins & Myers, Inc., 6.5%................................................   09/01/03     325,000       338,000
                                                                                                        ----------
HOSPITAL MANAGEMENT (2.2%)
  TheraTx, Inc., 8%..........................................................   02/01/02     350,000       315,000
                                                                                                        ----------
HOTEL -- MOTEL (2.2%)
  ShoLodge, Inc., 7.5%.......................................................   05/01/04     350,000       311,500
                                                                                                        ----------
NON-HAZARDOUS WASTE DISPOSAL (1.9%)
  WMX Technologies, Inc., 2%.................................................   01/24/05     275,000       266,406
                                                                                                        ----------
OFFICE -- BUSINESS EQUIPMENT (2.9%)
  Corporate Express, Inc., 4.5%..............................................   07/01/00     450,000       407,250
                                                                                                        ----------
OIL -- DOMESTIC (1.0%)
  Snyder Oil Corporation, 7%.................................................   05/15/01     140,000       140,000
                                                                                                        ----------
OIL WELL SERVICES (5.0%)
  Seacor Holdings, Inc., 5.375%..............................................   11/15/06     600,000       699,000
                                                                                                        ----------
PRE-HOSPITAL MEDICAL CARE, TRANSPORTATION (2.3%)
  CareLine, Inc., 8%.........................................................   05/01/01     280,000       322,000
                                                                                                        ----------
REAL ESTATE (2.1%)
  Liberty Property Trust, 8%.................................................   07/01/01     250,000       287,500
                                                                                                        ----------
RESTAURANTS (2.0%)
  HomeTown Buffet, Inc., 7%..................................................   12/01/02     270,000       275,400
                                                                                                        ----------
RETAIL (1.8%)
  Baker (J.), Inc., 7%.......................................................   06/01/02     315,000       256,725
                                                                                                        ----------
RETAIL -- SPECIALTY (1.7%)
  Pier 1 Imports, Inc., 5.75%................................................   10/01/03     240,000       242,400
                                                                                                        ----------
RETAIL -- APPAREL (2.3%)
  Charming Shoppers, Inc., 7.5%..............................................   07/15/06     330,000       328,350
                                                                                                        ----------
TRANSPORT -- AIR FREIGHT (2.4%)
  Consolidated Logistics Private Placement, 8%...............................   08/21/00     400,000       340,000
                                                                                                        ----------
WATER TREATMENT SYSTEMS (2.1%)
  United States Filter Corp., 6%.............................................   09/15/05     150,000       288,750
                                                                                                        ----------
TOTAL CONVERTIBLE BONDS (Cost $7,326,655) (53.0%)............................                           $7,454,381
                                                                                                        ----------

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                                                      VALUE
                                   PREFERRED STOCKS                                      SHARES     (NOTE 1)
--------------------------------------------------------------------------------------   ------    -----------
CHEMICALS (2.6%)
  Atlantic Richfield Co., 9%..........................................................   16,000    $   360,000
                                                                                                   -----------
COMMUNICATION -- EQUIPMENT (2.0%)
  Loral Space & Communications, 6%*...................................................    5,000        282,500
                                                                                                   -----------
CONTAINERS -- METAL/GLASS (1.8%)
  Crown Cork & Seal Company, Inc., 4.5%...............................................    5,000        255,625
                                                                                                   -----------
ENTERTAINMENT (0.6%)
  AMC Entertainment, Inc., $1.75......................................................    2,500         84,688
                                                                                                   -----------
FINANCIAL SERVICES (1.5%)
  Interpool, Inc., 5.75%..............................................................    2,000        207,500
                                                                                                   -----------
GAS (1.9%)
  MCN Corp., 8.75%....................................................................    9,500        270,750
                                                                                                   -----------
GENERAL INDUSTRIAL MACHINES & EQUIPMENT (1.9%)
  Greenfield Industries, Inc., $3.00..................................................    5,700        262,200
                                                                                                   -----------
GLASS PRODUCTS (2.2%)
  Corning, Inc., 6%...................................................................    5,200        306,800
                                                                                                   -----------
GOLD MINING (2.1%)
  Coeur D'Alene Mines Corp., 7%.......................................................   17,500        299,687
                                                                                                   -----------
HOTEL -- MOTEL (1.5%)
  Host Marriott Corp., 6.75%*.........................................................    4,000        208,000
                                                                                                   -----------
LIFE INSURANCE (2.4%)
  Aetna, Inc., 6.25%..................................................................    4,500        334,125
                                                                                                   -----------
OIL -- DOMESTIC (3.7%)
  Mesa, Inc., 8%......................................................................   55,000        330,000
  Snyder Oil Corporation, 1.5%........................................................    7,600        188,100
                                                                                                   -----------
                                                                                                       518,100
                                                                                                   -----------
PUBLISHING -- NEWSPAPERS (1.5%)
  Hollinger International, Inc., 9.75%................................................   20,000        217,500
                                                                                                   -----------
REAL ESTATE (2.4%)
  Redwood Trust, Inc., 9.74%..........................................................    9,000        338,625
                                                                                                   -----------
TELECOMMUNICATIONS (1.3%)
  Mobile Telecommunication Technologies Corp., $2.25..................................    9,000        184,500
                                                                                                   -----------
TELECOMMUNICATIONS -- BROADCAST (2.5%)
  Tele-Communications, Inc., 5%.......................................................    4,000        348,000
                                                                                                   -----------
TOTAL PREFERRED STOCKS (Cost $4,260,461) (31.9%)......................................             $ 4,478,600
                                                                                                   -----------

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES     (NOTE 1)
--------------------------------------------------------------------------------------   ------    -----------
AEROSPACE (0.9%)
  International Airline Support Group, Inc.*..........................................   44,908    $   134,724
                                                                                                   -----------
ENTERTAINMENT (1.6%)
  Mountasia Entertainment International, Inc.*........................................   70,000        223,125
                                                                                                   -----------
MOTION PICTURES (2.6%)
  All American Communications, Inc.*..................................................   30,434        369,022
                                                                                                   -----------
NONHAZARDOUS WASTE DISPOSAL (1.0%)
  Allied Waste Industries, Inc.*......................................................   15,000        135,000
                                                                                                   -----------
PUBLISHING (2.3%)
  National Education Corp.*...........................................................   22,500        317,812
                                                                                                   -----------
TELECOMMUNICATIONS (1.3%)
  Mobile Telecommunication Technologies Corp.*........................................   16,000        187,000
                                                                                                   -----------
TOYS (1.7%)
  Noodle Kidoodle, Inc.*..............................................................   40,000        235,000
                                                                                                   -----------
TOTAL COMMON STOCKS (Cost $1,604,072) (11.4%).........................................             $ 1,601,683
                                                                                                   -----------
TOTAL INVESTMENT SECURITIES (Cost $13,191,188) (96.3%)................................              13,534,664
                                                                                                   -----------
Other assets (less liabilities) (3.7%)................................................                 522,057
                                                                                                   -----------
NET ASSETS (100%).....................................................................             $14,056,721
                                                                                                   ===========

---------------
Value of investments are shown as a percentage of Net Assets

* Non-income producing security.

For Federal income tax purposes, the tax basis of investments owned at November 30, 1996 was $13,191,188, the aggregate gross unrealized appreciation for all investments was $544,100 and aggregate gross unrealized depreciation for all investments was $200,624.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE EMERGING GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
BIO-TECHNOLOGY (2.3%)
  Alliance Pharmaceutical Corporation*.................................................    4,000    $   50,000
  Genzyme Corporation*.................................................................    4,800       109,200
                                                                                                    ----------
                                                                                                       159,200
                                                                                                    ----------
CAPITAL GOODS -- DIVERSIFIED (1.9%)
  Danaher Corporation..................................................................    3,000       134,250
                                                                                                    ----------
CAPITAL GOODS/INDUSTRIAL (1.1%)
  Vishay Intertechnology, Inc.*........................................................    3,654        76,734
                                                                                                    ----------
COMMERCIAL SERVICES (1.6%)
  CRA Managed Care, Inc.*..............................................................    2,500       113,750
                                                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE EMERGING GROWTH FUND

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
COMMUNICATION -- EQUIPMENT (6.1%)
  ANADIGICS, Inc.*.....................................................................    3,000    $  112,500
  ECI Telecommunications Ltd. Designs..................................................    5,000       100,000
  FORE Systems, Inc.*..................................................................    3,400       133,450
  Saville Systems Ireland PLC*.........................................................    2,000        83,250
                                                                                                    ----------
                                                                                                       429,200
                                                                                                    ----------
COMMUNICATION -- NETWORK (6.6%)
  Heartland Wireless Communications, Inc.*.............................................    3,500        42,438
  IntelCom Group Inc.*.................................................................    5,000       105,000
  Pairgain Technologies, Inc.*.........................................................    3,000       191,625
  People's Choice TV Corporation*......................................................    7,500        47,812
  Wireless One, Inc.*..................................................................    8,500        79,688
                                                                                                    ----------
                                                                                                       466,563
                                                                                                    ----------
COMPUTER NETWORKING (8.5%)
  Ascend Communications, Inc.*.........................................................    3,600       256,050
  Bay Networks Inc.*...................................................................    1,950        52,163
  Shiva Corporation*...................................................................    2,400        99,000
  3Com Corporation*....................................................................    2,500       187,812
                                                                                                    ----------
                                                                                                       595,025
                                                                                                    ----------
COMPUTER PERIPHERAL EQUIPMENT (2.0%)
  Dialogic Corporation*................................................................    4,500       138,375
                                                                                                    ----------
COMPUTER SERVICES (1.3%)
  HNC Software, Inc.*..................................................................      800        23,800
  Rational Software Corporation*.......................................................    1,900        66,975
                                                                                                    ----------
                                                                                                        90,775
                                                                                                    ----------
COMPUTER SOFTWARE (9.1%)
  Business Objects S. A. -- ADR*.......................................................    5,200        68,900
  Citrix Systems Inc.*.................................................................    2,600       118,625
  Data Translation, Inc.*..............................................................    8,000        91,000
  Dendrite International, Inc.*........................................................    4,500       108,000
  EPIC Design Technology, Inc.*........................................................    4,000       100,000
  Sapient Corporation*.................................................................    2,000        79,000
  Symantec Corp.*......................................................................    5,000        74,375
                                                                                                    ----------
                                                                                                       639,900
                                                                                                    ----------
CONSUMER GROWTH (6.3%)
  Activision, Inc.*....................................................................   16,000       185,750
  Conso Products Company*..............................................................    8,625       114,281
  Electronic Arts, Inc.*...............................................................    2,400        77,100
  Lin Television Corporation*..........................................................    1,700        68,213
                                                                                                    ----------
                                                                                                       445,344
                                                                                                    ----------
ELECTRIC MEASUREMENT & TESTING INSTRUMENTS (2.2%)
  Opal, Inc.*..........................................................................    8,500       155,656
                                                                                                    ----------
ENERGY (1.9%)
  Cross Timbers Oil Company............................................................    5,500       132,000
                                                                                                    ----------

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE EMERGING GROWTH FUND

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
HEALTH (3.8%)
  HCIA, Inc.*..........................................................................    2,300    $   66,125
  National Dentex Corporation*.........................................................    6,000       102,000
  PacifiCare Health Systems, Inc.*.....................................................    1,200        99,600
                                                                                                    ----------
                                                                                                       267,725
                                                                                                    ----------
HOUSEHOLD FURNISHINGS & APPLIANCES (1.6%)
  Williams-Sonoma, Inc.*...............................................................    3,200       111,200
                                                                                                    ----------
MANAGED CARE (4.7%)
  Healthsource, Inc.*..................................................................    4,000        45,000
  MedPartners/Mullikin, Inc.*..........................................................    7,100       161,525
  PhyCor, Inc.*........................................................................    3,787       122,367
                                                                                                    ----------
                                                                                                       328,892
                                                                                                    ----------
MISCELLANEOUS CONSUMER (1.7%)
  On Assignment, Inc.*.................................................................    4,000       120,000
                                                                                                    ----------
OFFICE-BUSINESS EQUIPMENT (1.9%)
  HPR Inc.*............................................................................    9,000       135,000
                                                                                                    ----------
OFFSHORE DRILLING (1.3%)
  Parker Drilling Company*.............................................................   10,000        93,750
                                                                                                    ----------
PAPER (0.9%)
  Data Documents, Inc.*................................................................    6,000        64,500
                                                                                                    ----------
PHARMACEUTICALS (3.7%)
  Centocor, Inc.*......................................................................    3,200        88,400
  Dura Pharmaceuticals, Inc.*..........................................................    4,600       170,200
                                                                                                    ----------
                                                                                                       258,600
                                                                                                    ----------
RADIO, TV & BROADCAST COMM. EQUIP. (0.6%)
  American Telecasting, Inc.*..........................................................    5,500        43,312
                                                                                                    ----------
RESTAURANTS (1.2%)
  Outback Steakhouse, Inc.*............................................................    3,000        86,625
                                                                                                    ----------
RETAIL -- SPECIALTY (10.5%)
  Borders Group, Inc.*.................................................................    4,500       164,250
  Corporate Express, Inc.*.............................................................    4,000       112,000
  PetSmart, Inc.*......................................................................    6,000       153,000
  Staples, Inc.*.......................................................................    7,500       185,625
  The Sports Authority, Inc.*..........................................................    6,325       124,919
                                                                                                    ----------
                                                                                                       739,794
                                                                                                    ----------
SEMICONDUCTOR-RELATED DEVICES (4.5%)
  Intel Corporation....................................................................    1,800       228,375
  LSI Logic Corporation*...............................................................    3,000        90,375
                                                                                                    ----------
                                                                                                       318,750
                                                                                                    ----------
SYSTEM SOFTWARE/CLIENT SERVER (3.6%)
  Hummingbird Communications Ltd.*.....................................................    3,400       107,525
  Informix Corporation*................................................................    6,000       142,500
                                                                                                    ----------
                                                                                                       250,025
                                                                                                    ----------

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE EMERGING GROWTH FUND

                                                                                                      VALUE
                                     COMMON STOCKS                                        SHARES     (NOTE 1)
---------------------------------------------------------------------------------------   ------    ----------
TELECOMMUNICATIONS (3.0%)
  Cascade Communications Corp.*........................................................    3,000    $  207,375
                                                                                                    ----------
TELECOMMUNICATIONS EQUIPMENT (5.4%)
  Comverse Technology, Inc.*...........................................................    4,000       136,000
  DSC Communications Corporation*......................................................    2,000        36,000
  Newbridge Networks Corporation*......................................................    3,600       107,100
  P-COM, Inc.*.........................................................................    3,200       101,600
                                                                                                    ----------
                                                                                                       380,700
                                                                                                    ----------
TOTAL COMMON STOCKS (Cost $5,778,562) (99.3%)..........................................              6,983,020
Other assets, less liabilities (0.7%)..................................................                 49,008
                                                                                                    ----------
NET ASSETS (100%)......................................................................             $7,032,028
                                                                                                    ==========

---------------
Value of investments are shown as a percentage of Net Assets

* Non-income producing security.

For Federal income tax purposes the tax basis of investments owned at November 30, 1996 was $5,778,562, the aggregate gross unrealized appreciation for all investments was $1,889,605 and aggregate gross unrealized depreciation for all investments was $685,147.

   THE RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES      (NOTE 1)
--------------------------------------------------------------------------------------   -------    ----------
BUSINESS EQUIPMENT/SERVICES (3.8%)
  Equifax, Inc. ......................................................................     6,700    $  219,425
                                                                                                    ----------
CLOTHING (4.2%)
  Tommy Hilfiger Corporation*.........................................................     4,600       248,400
                                                                                                    ----------
COMPUTER MEMORY DEVICES (3.3%)
  Western Digital Corporation*........................................................     3,600       193,500
                                                                                                    ----------
COMPUTER MICROSYSTEMS (2.4%)
  Compaq Computer Corp.*..............................................................     1,800       142,650
                                                                                                    ----------
COMPUTER NETWORKING (4.9%)
  Cisco Systems, Inc.*................................................................     4,200       285,075
                                                                                                    ----------
COMPUTER SOFTWARE (0.8%)
  CompUSA, Inc.*......................................................................     1,000        45,000
                                                                                                    ----------
COMPUTER -- PERIPHERAL EQUIPMENT (3.3%)
  American Power Conversion Corp.*....................................................     8,200       194,238
                                                                                                    ----------
COMPUTERS (5.0%)
  Dell Computer Corporation*..........................................................     2,900       294,713
                                                                                                    ----------
ELECTRONICS (2.2%)
  Diebold, Inc. ......................................................................     2,200       131,175
                                                                                                    ----------
FOOD (4.4%)
  Safeway, Inc.*......................................................................     6,300       255,937
                                                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   THE RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES      (NOTE 1)
--------------------------------------------------------------------------------------   -------    ----------
HEALTH INSURANCE (2.6%)
  Sunamerica Inc. ....................................................................     3,600    $  150,750
                                                                                                    ----------
LIFE INSURANCE (3.9%)
  Conseco Inc. .......................................................................     4,100       229,088
                                                                                                    ----------
MISC. MANUFACTURING (3.6%)
  International Game Technology.......................................................    10,700       208,650
                                                                                                    ----------
MULTI-LINE INSURANCE (4.8%)
  Travelers Group, inc. ..............................................................     6,266       282,000
                                                                                                    ----------
OIL -- DOMESTIC (5.1%)
  Unocal Corporation..................................................................     7,300       297,475
                                                                                                    ----------
OIL -- INTERNATIONAL (2.6%)
  Atlantic Richfield Company..........................................................     1,100       153,037
                                                                                                    ----------
OIL/GAS EQUIPMENT SERVICES (3.9%)
  Smith international, Inc.*..........................................................     5,600       228,900
                                                                                                    ----------
PACKAGED SOFTWARE (1.4%)
  Cadence Design Systems, Inc.*.......................................................     2,000        79,750
                                                                                                    ----------
RETAIL SPECIALTY (2.9%)
  CDW Computer Centers, Inc.*.........................................................     2,600       171,600
                                                                                                    ----------
RETAIL APPAREL (10.6%)
  Gap, Inc. ..........................................................................     3,000        96,375
  Ross Stores, Inc. ..................................................................     5,100       259,463
  TJX Companies, Inc. ................................................................     5,800       261,725
                                                                                                    ----------
                                                                                                       617,563
                                                                                                    ----------
SEMICONDUCTOR, RELATED DEVICE (2.8%)
  Intel Corporation...................................................................     1,300       164,937
                                                                                                    ----------
SHOES (5.3%)
  Nike, Inc. .........................................................................     5,400       307,125
                                                                                                    ----------
TOTAL COMMON STOCKS (Cost $4,287,830) (83.8%).........................................              $4,900,988
                                                                                                    ----------
US TREASURY BILLS
--------------------------------------------------------------------------------------
  United States Treasury Bill, 5.0%, 1/30/97 (Cost $793,444) (13.6%)..................   800,000       793,444
                                                                                                    ----------
TOTAL INVESTMENTS (Cost $5,081,274) (97.4%)...........................................               5,694,432
Other assets, less liabilities (2.6%).................................................                 152,794
                                                                                                    ----------
NET ASSETS (100%).....................................................................              $5,847,226
                                                                                                    ==========

---------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing security.

For Federal income tax purposes the tax basis of investments owned at November 30, 1996 was $5,081,274, the aggregated gross unrealized appreciation for all investments was $652,909 and aggregate gross unrealized depreciation for all investments was $39,751.

                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES      (NOTE 1)
--------------------------------------------------------------------------------------   -------    ----------
AUSTRIA (0.8%)
  Wolford AG..........................................................................       600    $   71,103
                                                                                                    ----------
AUSTRALIA (2.2%)
  Australian Hospital Care*...........................................................    49,000        96,536
  Faulding FH & Co. ..................................................................    15,600       110,109
                                                                                                    ----------
                                                                                                       206,645
                                                                                                    ----------
DENMARK (2.8%)
  Carli Gray International*...........................................................     1,400        70,543
  Coloplast "B".......................................................................     1,000       110,276
  Falck A/S...........................................................................       300        80,926
                                                                                                    ----------
                                                                                                       261,745
                                                                                                    ----------
FINLAND (2.9%)
  Nokia AB............................................................................     3,100       172,345
  TT Tieto OY.........................................................................     1,300       100,873
                                                                                                    ----------
                                                                                                       273,218
                                                                                                    ----------
FRANCE (3.8%)
  Carrefour...........................................................................       360       222,198
  Grand Optical Photoservice..........................................................       390        63,424
  Sodexho.............................................................................       150        74,961
                                                                                                    ----------
                                                                                                       360,583
                                                                                                    ----------
GERMANY (3.8%)
  Altana Ind. Aktien..................................................................       150       125,683
  Fresenius AG Pfd. ..................................................................       650       131,361
  Douglas Holdings AG.................................................................     2,700       112,149
                                                                                                    ----------
                                                                                                       369,193
                                                                                                    ----------
HONG KONG (13.2%)
  Hang Seng Bank Ltd. ................................................................    18,000       217,085
  Henderson Land......................................................................    24,000       241,335
  Hong Kong & China Gas Company.......................................................   149,800       297,392
  Hong Kong & China Gas Company (Warrants -- expires 9/30/97)*........................     1,900         1,198
  HSBC Holdings.......................................................................     8,436       175,660
  Sun Hung Kai Properties Ltd. .......................................................    20,000       248,319
  Wing Hang Bank Ltd. ................................................................    12,000        53,699
                                                                                                    ----------
                                                                                                     1,234,688
                                                                                                    ----------
INDONESIA (1.4%)
  PT Bank Internasional Indonesia.....................................................    61,154        56,733
  PT Darya Varia Laboratoria..........................................................    22,400        35,112
  PT Gudang Garam.....................................................................     8,000        34,037
  PT Steady Safe......................................................................     1,466         1,720
                                                                                                    ----------
                                                                                                       127,602
                                                                                                    ----------

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES      (NOTE 1)
--------------------------------------------------------------------------------------   -------    ----------
ITALY (2.4%)
  Bulgari.............................................................................     7,200    $  133,219
  Mediolanum*.........................................................................     8,000        82,976
                                                                                                    ----------
                                                                                                       216,195
                                                                                                    ----------
MALAYSIA (9.9%)
  Arab-Malaysian Merchant Bank Berhad.................................................    16,000       127,240
  Berjaya Sports Toto.................................................................    26,000       123,442
  Commerce Asset Holding Berhad.......................................................    10,000        76,360
  DCB Holdings Berhad.................................................................    16,000        54,758
  Gamuda Berhad*......................................................................    13,000       117,270
  Guinness Anchor.....................................................................    37,000        90,762
  Malayan Banking Berhad..............................................................    10,000        98,912
  O.Y.L. Industries Berhad............................................................    10,600       110,089
  United Engineers (Malaysia) Ltd. ...................................................    13,000       117,784
                                                                                                    ----------
                                                                                                       916,617
                                                                                                    ----------
NETHERLANDS (6.8%)
  Ahold...............................................................................     4,545       284,161
  Ahrend..............................................................................     1,500        77,355
  Elsevier............................................................................     6,000       102,213
  Ordina Beheer*......................................................................     1,000        46,355
  Wolters Kluwer......................................................................     1,002       130,925
                                                                                                    ----------
                                                                                                       641,009
                                                                                                    ----------
NORWAY (3.4%)
  Merkantildata.......................................................................     8,500       158,809
  Tandberg*...........................................................................     3,300        89,400
  Tomra Systems.......................................................................     5,000        73,955
                                                                                                    ----------
                                                                                                       322,164
                                                                                                    ----------
PHILIPPINES (1.6%)
  Belle Corporation*..................................................................   200,000        53,255
  DMCI Holdings Inc.*.................................................................   143,000        97,914
                                                                                                    ----------
                                                                                                       151,169
                                                                                                    ----------
SINGAPORE (4.9%)
  City Developments Limited...........................................................     9,000        79,595
  DBS Land Limited....................................................................    12,000        42,793
  Development Bank of Singapore Limited...............................................     5,000        64,546
  Oversea-Chinese Banking Corporation Ltd. ...........................................     5,000        60,623
  Oversea-Chinese Banking Corporation Ltd. (Rights)*..................................       300         2,439
  Overseas Union Bank Ltd. ...........................................................     6,000        44,077
  Parkway Holdings Limited............................................................    43,000       162,542
                                                                                                    ----------
                                                                                                       456,615
                                                                                                    ----------

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                                                                                                      VALUE
                                    COMMON STOCKS                                        SHARES      (NOTE 1)
--------------------------------------------------------------------------------------   -------    ----------
SPAIN (4.8%)
  Banco Intercontinental..............................................................       900    $  117,974
  Gas Natural.........................................................................       760       157,520
  Sol Melia*..........................................................................     5,600       172,288
                                                                                                    ----------
                                                                                                       447,782
                                                                                                    ----------
SWEDEN (6.6%)
  Astra AB Series A...................................................................     1,400        67,095
  Autoliv AB Reg. S...................................................................     3,000       131,720
  Elekta Instrument AB Series B.......................................................     1,100        38,392
  Ericsson Telefonaktiebolaget........................................................     6,800       209,502
  Wm Data AB Series B.................................................................     2,000       167,292
                                                                                                    ----------
                                                                                                       614,001
                                                                                                    ----------
SWITZERLAND (6.5%)
  ABB AG-Bearer.......................................................................       100       125,086
  Nestle SA...........................................................................        70        75,964
  Roche Holding AG....................................................................        18       138,323
  Roche Holding AG Warrants*..........................................................         8           226
  Sandoz AG...........................................................................       150       174,630
  Zurich Versicherungs................................................................       350        99,317
                                                                                                    ----------
                                                                                                       613,546
                                                                                                    ----------
THAILAND (0.4%)
  Central Pattana Public Company Ltd. ................................................    10,000        36,424
  Thai Farmers Bank Public Company Ltd. (Warrants)*...................................       500           490
                                                                                                    ----------
                                                                                                        36,914
                                                                                                    ----------
UNITED KINGDOM (12.7%)
  Dixons Group PLC....................................................................    17,000       163,652
  HSBC Holdings PLC...................................................................    12,683       273,832
  J.D. Wetherspoon PLC................................................................     4,605        95,243
  Logica PLC..........................................................................     6,600        93,777
  Misys PLC...........................................................................     5,400        90,438
  Reed International PLC..............................................................     7,400       143,407
  Reuters Holding PLC.................................................................    10,000       121,488
  Serco Group.........................................................................     8,200        91,692
  Standard Chartered PLC..............................................................    10,476       118,992
                                                                                                    ----------
                                                                                                     1,192,521
                                                                                                    ----------
UNITED STATES (1.7%)
  Santa Isabel ADR....................................................................     5,200       130,650
  Tata Engineering and Locomotive Company Ltd. .......................................     3,000        30,540
                                                                                                    ----------
                                                                                                       161,190
                                                                                                    ----------
TOTAL COMMON STOCKS (Cost $7,607,503) (92.6%).........................................               8,674,500
Other assets, less liabilities (7.4%).................................................                 693,568
                                                                                                    ----------
NET ASSETS (100%).....................................................................              $9,368,068
                                                                                                    ==========

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                              INDUSTRY COMPOSITION

                 INDUSTRY                     PERCENT
-------------------------------------------   -------
Beverages..................................      1.0%
Bio Tech & Med Devices.....................      3.2
Commercial Banks...........................     13.8
Computer Software..........................      5.4
Computers & Peripheral.....................      1.8
Construction & Engineering.................      5.0
Consumer Service...........................      2.8
Drug & Health Care.........................      8.5
Entertainment & Leisure....................      1.9
Financial Services.........................      6.1
Food Processing............................      0.8
Lodging & Restaurants......................      3.0

                 INDUSTRY                     PERCENT
-------------------------------------------   -------
Machinery..................................      3.6%
Public Utilities...........................      4.9
Publishing.................................      4.0
Real Estate Development....................      5.9
Real Estate Investment.....................      1.2
Retailing..................................     14.3
Telecommunications.........................      5.0
Tobacco....................................      0.4
                                              ------
Industry percent of net assets.............     92.6%
                                              ------
Other assets, less liabilities.............      7.4
                                              ------
PERCENT OF NET ASSETS......................      100%
                                              ======

---------------
Value of investments are shown as a percentage of Net Assets.

For federal income tax purposes the tax basis for investments owned at November 30, 1996 was $7,607,503, the aggregate gross unrealized appreciation for all investments was $1,158,282 and aggregate gross unrealized depreciation for all investments was $91,285.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP VALUE FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                        VALUE
                                    COMMON STOCKS                                         SHARES       (NOTE 1)
--------------------------------------------------------------------------------------   ---------    ----------
BANKS (4.7%)
  Wells Fargo & Company...............................................................       400      $  113,850
                                                                                                      ----------
BEVERAGES (10.4%)
  Anheuser-Busch Companies, Inc. .....................................................     2,400         101,700
  Coca-Cola Company...................................................................     1,700          86,913
  Earthgrains Company.................................................................     2,100          62,737
                                                                                                      ----------
  PepsiCo, Inc. ......................................................................                   251,350
                                                                                                      ----------
COMPUTER SOFTWARE (3.2%)
  Microsoft Corporation*..............................................................       500          78,438
                                                                                                      ----------
COMPUTERS (7.5%)
  Hewlett-Packard Company.............................................................     1,900         102,362
  International Business Machine Corp. ...............................................       500          79,688
                                                                                                      ----------
                                                                                                         182,050
                                                                                                      ----------
COSMETICS (8.6%)
  Clorox Company......................................................................     1,000         104,250
  Gillette Company....................................................................     1,400         103,250
                                                                                                      ----------
                                                                                                         207,500
                                                                                                      ----------
ENTERTAINMENT (4.6%)
  Walt Disney Company (Holding Co.)...................................................     1,500         110,625
                                                                                                      ----------

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP VALUE FUND

                                                                                                        VALUE
                                    COMMON STOCKS                                         SHARES       (NOTE 1)
--------------------------------------------------------------------------------------   ---------    ----------
FOOD (18.6%)
  CPC International, Inc. ............................................................       800      $   66,600
  Campbell Soup Company...............................................................     1,400         115,675
  Hershey Foods Corporation...........................................................     2,200         109,725
  Quaker Oats Company.................................................................     1,500          59,063
  Wrigley (WM) Jr. Company............................................................     1,700          99,237
                                                                                                      ----------
                                                                                                         450,300
                                                                                                      ----------
MEDICAL SUPPLIES (3.8%)
  Pfizer, Inc. .......................................................................     1,000          89,625
                                                                                                      ----------
PHARMACEUTICALS (9.0%)
  Johnson & Johnson...................................................................     1,900         100,937
  Merck & Company, Inc. ..............................................................     1,400         116,200
                                                                                                      ----------
                                                                                                         217,137
                                                                                                      ----------
PHOTOGRAPHY (4.0%)
  Eastman Kodak Company...............................................................     1,200          97,200
                                                                                                      ----------
PUBLISHING (4.2%)
  Gannett Company, Inc. ..............................................................     1,300         102,050
                                                                                                      ----------
PUBLISHING -- NEWSPAPERS (2.9%)
  New York Times Company Class A......................................................     1,900          71,013
                                                                                                      ----------
RETAIL STORES -- GENERAL MERCHANDISING (3.3%)
  Wal-Mart Stores, Inc. ..............................................................     3,000          76,500
                                                                                                      ----------
SEMICONDUCTOR -- RELATED DEVICE (6.3%)
  Intel Corporation...................................................................     1,200         152,250
                                                                                                      ----------
TELECOMMUNICATIONS (4.3%)
  American Express Company............................................................     2,000         104,500
                                                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,876,720) (95.4%).........................................                 2,304,388
Other assets, less liabilities (4.6%).................................................                   111,703
                                                                                                      ----------
NET ASSETS (100%).....................................................................                $2,416,091
                                                                                                      ==========

---------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing security.

For federal income tax purposes the tax basis for investments owned at November 30, 1996 was $1,876,720, the aggregate gross unrealized appreciation for all investments was $4,836 and aggregate gross unrealized depreciation for all investments was $432,504.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         THE RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP GROWTH FUND

       SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                        VALUE
                                    COMMON STOCKS                                         SHARES       (NOTE 1)
--------------------------------------------------------------------------------------   ---------    ----------
AUTO PARTS -- ORIGINAL EQUIPMENT (3.3%)
  Gentex Corporation*.................................................................     5,600      $  109,025
                                                                                                      ----------
BUSINESS EQUIPMENT/SERVICE (10.4%)
  Equifax Inc. .......................................................................     5,400         176,850
  Greenwich Air Services, Inc.*.......................................................     3,200          73,600
  Interim Services, Inc.*.............................................................     2,400          94,200
                                                                                                      ----------
                                                                                                         344,650
                                                                                                      ----------
CHEMICAL SPECIALTY (4.2%)
  Raychem Corporation.................................................................     1,650         140,663
                                                                                                      ----------
CLOTHING (3.2%)
  Fruit of the Loom, Inc.*............................................................     3,000         106,875
                                                                                                      ----------
COMMUNICATION -- NETWORK (3.5%)
  LCI International, Inc.*............................................................     3,600         117,450
                                                                                                      ----------
COMPUTER SERVICES (3.6%)
  Acxiom Corporation*.................................................................     5,200         119,275
                                                                                                      ----------
COMPUTER SOFTWARE (3.9%)
  Black Box Corporation*..............................................................     3,200         131,200
                                                                                                      ----------
COMPUTERS (5.2%)
  Gateway 2000, Inc.*.................................................................     3,200         171,600
                                                                                                      ----------
COMPUTERS -- PERIPHERAL EQUIPMENT (2.3%)
  Dialogic Corporation*...............................................................     3,100          77,500
                                                                                                      ----------
FINANCE -- PERSONAL LOANS (4.6%)
  MBNA Corporation....................................................................     3,800         153,425
                                                                                                      ----------
FOOD (2.7%)
  JP Foodservice, Inc.*...............................................................     3,700          90,187
                                                                                                      ----------
HEALTH (1.8%)
  American Medical Response, Inc.*....................................................     1,950          58,500
                                                                                                      ----------
HOSPITAL SUPPLIES (2.2%)
  Advanced Technology Laboratories, Inc.*.............................................     2,600          74,100
                                                                                                      ----------
HOUSEHOLD FURNISHINGS APPLIANCE (4.2%)
  Herman Miller, Inc. ................................................................     3,000         141,000
                                                                                                      ----------
LIFE INSURANCE (5.7%)
  American Bankers Insurance Group, Inc. .............................................     1,700          82,822
  Protective Life Corporation.........................................................     2,600         105,625
                                                                                                      ----------
                                                                                                         188,447
                                                                                                      ----------
MISCELLANEOUS CONSUMER CYCLICALS (2.5%)
  Inbrand Corporation*................................................................     3,450          83,662
                                                                                                      ----------
MISCELLANEOUS METALS (2.8%)
  Wolverine Tube, Inc.*...............................................................     2,500          93,125
                                                                                                      ----------

         THE RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP GROWTH FUND

                                                                                                        VALUE
                                    COMMON STOCKS                                         SHARES       (NOTE 1)
--------------------------------------------------------------------------------------   ---------    ----------
MOBIL HOMES (2.4%)
  Palm Harbor Homes, Inc.*............................................................     3,000      $   79,500
                                                                                                      ----------
OIL/GAS EQUIPMENT SERVICES (11.0%)
  Nuevo Energy Company*...............................................................     2,800         140,000
  Rowan Companies, Inc.*..............................................................     4,800         113,400
  Tidewater Inc. .....................................................................     2,550         111,563
                                                                                                      ----------
                                                                                                         364,963
                                                                                                      ----------
POLLUTION CONTROL (3.5%)
  Newpark Resources, Inc.*............................................................     3,370         117,950
                                                                                                      ----------
RESTAURANTS (5.6%)
  Cracker Barrel Old Country Store, Inc.*.............................................     3,400          81,175
  Sonic Corporation*..................................................................     4,600         105,225
                                                                                                      ----------
                                                                                                         186,400
                                                                                                      ----------
RETAIL STORES -- DRUGS (3.0%)
  CVS Corporation*....................................................................     2,400          98,700
                                                                                                      ----------
TRUCKERS (2.9%)
  Swift Transportation Co., Inc.*.....................................................     4,000          96,250
                                                                                                      ----------
TOTAL COMMON STOCKS (Cost $2,489,666) (94.5%)                                                          3,144,447
Other assets, less liabilities (5.5%).................................................                   183,717
                                                                                                      ----------
NET ASSETS (100%).....................................................................                $3,328,164
                                                                                                      ==========

---------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing security.

For federal income tax purposes the tax basis for investments owned at November 30, 1996 was $2,489,666, the aggregate gross unrealized appreciation for all investments was $700,515 and aggregate gross unrealized depreciation for all investments was $45,734.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

      STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 1996--(UNAUDITED)

                                                                          RESERVE          RESERVE          RESERVE
                                                                         BLUE CHIP       CONVERTIBLE       EMERGING
                                                                        GROWTH FUND    SECURITIES FUND    GROWTH FUND
                                                                        -----------    ---------------    -----------
ASSETS:
  Investment in securities, at value (cost $4,243,804, $13,191,188,
    $5,778,562, respectively)........................................   $5,255,597       $13,534,664      $6,983,020
  Cash...............................................................      119,874           573,247          67,053
  Receivable for investment securities sold..........................      145,515           305,070              --
  Receivable for fund shares sold....................................          200                --           8,538
  Dividends receivable...............................................        3,507            20,689             340
  Interest receivable................................................           --           123,793              --
                                                                        ----------       -----------      ----------
    Total assets.....................................................    5,524,693        14,557,463       7,058,951
                                                                        ----------       -----------      ----------
LIABILITIES:
  Payable for investment securities purchased........................      249,600           495,388              --
  Payable for fund shares redeemed...................................        1,052                --          15,512
  Accrued comprehensive fee..........................................        6,055             5,308           7,994
  Other payables and accrued expenses................................        1,091                46           3,417
                                                                        ----------       -----------      ----------
    Total liabilities................................................      257,798           500,742          26,923
                                                                        ----------       -----------      ----------
NET ASSETS...........................................................   $5,266,895       $14,056,721      $7,032,028
                                                                        ==========       ===========      ==========
NET ASSETS CONSIST OF (NOTE 1):
  Capital Stock (Par Value $.001 per share)..........................   $      357       $     1,358      $      405
  Additional paid in capital.........................................    4,219,056        13,582,914       5,922,942
  Accumulated net realized gain (loss) on investments................       35,689            25,603         (95,777)
  Accumulated undistributed net investment income....................           --           103,369              --
  Net unrealized appreciation on investments.........................    1,011,793           343,477       1,204,458
                                                                        ----------       -----------      ----------
NET ASSETS, at value, applicable to Shares of Beneficial Interest
  outstanding (Note 5)...............................................   $5,266,895       $14,056,721      $7,032,028
                                                                        ==========       ===========      ==========
CLASS A:
  Net Assets.........................................................   $5,180,863       $14,046,271      $6,677,085
                                                                        ----------       -----------      ----------
  Shares Outstanding.................................................      351,104         1,357,231         384,773
                                                                        ----------       -----------      ----------
  Net Asset Value and redemption value per share (net assets/shares
    outstanding).....................................................   $    14.76       $     10.35      $    17.35
                                                                        ==========       ===========      ==========
  Maximum offering price per share (net asset value plus sales charge
    of 4.50% of offering price)......................................   $    15.46       $     10.84      $    18.17
                                                                        ==========       ===========      ==========
CLASS D:
  Net Assets.........................................................   $   86,032       $    10,450      $  354,943
                                                                        ----------       -----------      ----------
  Shares Outstanding.................................................   $    5,864             1,011*         20,582
                                                                        ----------       -----------      ----------
  Net Asset Value, offering and redemption value per share (net
    assets/shares outstanding).......................................   $    14.67       $     10.33      $    17.25
                                                                        ==========       ===========      ==========

---------------
* Calculated net asset value differs from actual net asset value due to rounding of fractional shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

               STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30,
                         1996--(UNAUDITED)--(CONTINUED)

                                                                           RESERVE            RESERVE         RESERVE
                                                                      INFORMED INVESTORS   INTERNATIONAL     LARGE-CAP
                                                                         GROWTH FUND        EQUITY FUND     VALUE FUND
                                                                      ------------------   -------------  ---------------
ASSETS:
  Investment in securities, at value (cost $5,081,274, $7,607,503,
    $1,876,720, respectively)........................................     $5,694,432        $ 8,674,500     $ 2,304,388
  Cash...............................................................        570,009            717,573         107,665
  Receivable for investment securities sold..........................        178,841            191,907              --
  Receivable for fund shares sold....................................             --                 --           4,173
  Dividends receivable...............................................          1,204              2,604           3,141
                                                                          ----------        -----------     -----------
    Total assets.....................................................      6,444,486          9,586,584       2,419,367
                                                                          ----------        -----------     -----------
LIABILITIES:
  Payable for investment securities purchased........................        482,617            204,348              --
  Payable for fund shares redeemed...................................        106,764                 --              --
  Accrued comprehensive fee..........................................          6,563             12,365           2,733
  Other payables and accrued expenses................................          1,316              1,803             543
                                                                          ----------        -----------     -----------
    Total liabilities................................................        597,260            218,516           3,276
                                                                          ----------        -----------     -----------
NET ASSETS...........................................................     $5,847,226        $ 9,368,068     $ 2,416,091
                                                                          ==========        ===========     ===========
NET ASSETS CONSIST OF (NOTE 1):
  Capital Stock (Par Value $.001 per share)..........................     $      484        $       785     $       188
  Additional paid in capital.........................................      4,598,013          8,582,636       1,992,440
  Accumulated net realized gain (loss) on investments and foreign
    currency transactions ...........................................        635,571           (282,326)         (4,205)
  Net unrealized appreciation on investments and foreign currency
    transactions.....................................................        613,158          1,066,973         427,668
                                                                          ----------        -----------     -----------
NET ASSETS, at value, applicable to Shares of Beneficial Interest
  outstanding (Note 5)...............................................     $5,847,226        $ 9,368,068     $ 2,416,091
                                                                          ==========        ===========     ===========
CLASS A:
  Net Assets.........................................................     $5,834,400        $ 9,338,257     $ 2,406,373
                                                                          ----------        -----------     -----------
  Shares Outstanding.................................................        482,767            782,302         187,406
                                                                          ----------        -----------     -----------
  Net Asset Value and redemption value per share (net assets/shares
    outstanding).....................................................     $    12.09        $     11.94     $     12.84
                                                                          ==========        ===========     ===========
  Maximum offering price per share (net asset value plus sales charge
    of 4.50% of offering price)......................................     $    12.66        $     12.50     $     13.45
                                                                          ==========        ===========     ===========
CLASS D:
  Net Assets.........................................................     $   12,826        $    29,811     $     9,718
                                                                          ----------        -----------     -----------
  Shares Outstanding.................................................          1,068              2,509             759
                                                                          ----------        -----------     -----------
  Net Asset Value, offering and redemption value per share (net
    assets/shares outstanding).......................................     $    12.01        $     11.88     $     12.80
                                                                          ==========        ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

               STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30,
                         1996--(UNAUDITED)--(CONTINUED)

                                                                                                    RESERVE
                                                                                                    MID-CAP
                                                                                                  GROWTH FUND
                                                                                                  -----------
ASSETS:
  Investment in securities, at value (cost $2,489,666).........................................   $3,144,447
  Cash.........................................................................................      254,632
  Receivable for fund shares sold..............................................................       42,974
  Dividends receivable.........................................................................        2,191
                                                                                                  ----------
    Total assets...............................................................................    3,444,244
                                                                                                  ----------
LIABILITIES:
  Payable for investment securities purchased..................................................      108,300
  Payable for fund shares redeemed.............................................................        2,173
  Accrued comprehensive........................................................................        3,770
  Other accrued expenses.......................................................................        1,837
                                                                                                  ----------
    Total liabilities..........................................................................      116,080
                                                                                                  ----------
NET ASSETS.....................................................................................   $3,328,164
                                                                                                  ==========
NET ASSETS CONSIST OF (NOTE 1):
  Capital Stock (Par Value $.001 per share)....................................................   $      263
  Additional paid in capital...................................................................    2,793,046
  Accumulated net realized loss on investments.................................................     (119,926)
  Net unrealized appreciation on investments...................................................      654,781
                                                                                                  ----------
NET ASSETS, at value, applicable to Shares of Beneficial Interest outstanding (Note 5).........   $3,328,164
                                                                                                  ==========
CLASS A:
  Net Assets...................................................................................   $1,232,893
                                                                                                  ----------
  Shares Outstanding...........................................................................       97,027
                                                                                                  ----------
  Net Asset Value and redemption value per share (net assets/shares outstanding)...............   $    12.71
                                                                                                  ----------
  Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
    price).....................................................................................   $    13.31
                                                                                                  ==========
CLASS D:
  Net Assets...................................................................................   $2,095,271
                                                                                                  ----------
  Shares Outstanding...........................................................................      165,704
                                                                                                  ----------
  Net Asset Value, offering and redemption value per share (net assets/shares outstanding).....   $    12.64
                                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

            STATEMENTS OF OPERATIONS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                             RESERVE
                                               RESERVE             RESERVE              RESERVE             INFORMED
                                              BLUE CHIP          CONVERTIBLE           EMERGING             INVESTORS
                                             GROWTH FUND       SECURITIES FUND        GROWTH FUND          GROWTH FUND
                                          -----------------    ----------------    -----------------    -----------------
                                                                 SEPTEMBER 3,
                                                                     1996
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                          SIX MONTHS ENDED       NOVEMBER 30,      SIX MONTHS ENDED     SIX MONTHS ENDED
                                          NOVEMBER 30, 1996          1996          NOVEMBER 30, 1996    NOVEMBER 30, 1996
                                          -----------------    ----------------    -----------------    -----------------
INVESTMENT INCOME
  Dividends............................      $    18,558          $   47,732           $   1,815           $     7,332
  Interest.............................               --              64,931                  --                27,138
                                               ---------          ----------           ---------           -----------
         Total investment income.......           18,558             112,663               1,815                34,470
EXPENSES
  Comprehensive fee (Note 3)...........           40,653              23,696              51,802                43,186
  12b-1 Fee (Note 4)
    Class A............................            6,685               3,943               8,235                 7,173
    Class D............................              361                  25               1,596                    98
                                               ---------          ----------           ---------           -----------
         Total expenses................           47,699              27,664              61,633                50,457
                                               ---------          ----------           ---------           -----------
    Less fees waived...................               --             (18,370)                 --                    --
                                               ---------          ----------           ---------           -----------
    Net Expenses.......................               --               9,294                  --                    --
                                               ---------          ----------           ---------           -----------
NET INVESTMENT INCOME (LOSS)...........          (29,141)            103,369             (59,818)              (15,987)
                                               ---------          ----------           ---------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Proceeds from sales of securities....        1,588,010           3,809,480             376,363             4,494,889
  Cost of securities sold..............        1,477,938           3,783,877             524,329             3,693,676
                                               ---------          ----------           ---------           -----------
  Net realized gain (loss) on
    investments (Note 1)...............          110,072              25,603            (147,966)              801,213
  Net unrealized appreciation
    (depreciation) on investments......         (132,802)            343,477            (619,077)           (1,826,980)
                                               ---------          ----------           ---------           -----------
  Net realized and unrealized gain
    (loss) on investments..............          (22,730)            369,080            (767,043)           (1,025,767)
                                               ---------          ----------           ---------           -----------
  Net increase (decrease) in net assets
    resulting from operations..........      $   (51,871)         $  472,449           $(826,861)          $(1,041,754)
                                               =========          ==========           =========           ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

                                                                RESERVE              RESERVE              RESERVE
                                                             INTERNATIONAL          LARGE-CAP             MID-CAP
                                                              EQUITY FUND          VALUE FUND           GROWTH FUND
                                                           -----------------    -----------------    -----------------
                                                           SIX MONTHS ENDED     SIX MONTHS ENDED     SIX MONTHS ENDED
                                                           NOVEMBER 30, 1996    NOVEMBER 30, 1996    NOVEMBER 30, 1996
                                                           -----------------    -----------------    -----------------
INVESTMENT INCOME
  Dividends.............................................      $    31,921*          $  13,726           $     6,139
  Interest..............................................            3,028                  --                    --
                                                               ----------            --------            ----------
         Total investment income........................           34,949              13,726                 6,139
EXPENSES
  Comprehensive fee (Note 3)............................           53,097              13,911                21,307
  12b-1 Fee (Note 4)
    Class A.............................................            7,561               2,312                   889
    Class D.............................................               97                  27                10,646
                                                               ----------            --------            ----------
         Total expenses.................................           60,755              16,250                32,842
                                                               ----------            --------            ----------
NET INVESTMENT LOSS.....................................          (25,806)             (2,524)              (26,703)
                                                               ----------            --------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from sales of securities.....................        1,862,433             176,712             1,171,208
  Cost of securities sold...............................        2,072,792             180,917             1,207,609
                                                               ----------            --------            ----------
  Net realized loss on investments and foreign currency
    transactions (Note 1)...............................         (210,359)             (4,205)              (36,401)
  Net unrealized appreciation on investments and foreign
    currency transactions...............................          735,951             357,545               201,110
                                                               ----------            --------            ----------
  Net realized and unrealized gain on investments and
    foreign currency transactions.......................          525,592             353,340               164,709
                                                               ----------            --------            ----------
  Net increase in net assets resulting from
    operations..........................................      $   499,786           $ 350,816           $   138,006
                                                               ==========            ========            ==========

---------------
* Net of foreign taxes withheld of $4,955

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                                                            RESERVE
                                                                                                          CONVERTIBLE
                                                                     RESERVE BLUE CHIP GROWTH FUND      SECURITIES FUND
                                                                   ---------------------------------    ----------------
                                                                                                          SEPTEMBER 3,
                                                                                                              1996
                                                                                                        (COMMENCEMENT OF
                                                                                                         OPERATIONS) TO
                                                                   SIX MONTHS ENDED      YEAR ENDED       NOVEMBER 30,
                                                                   NOVEMBER 30, 1996    MAY 31, 1996          1996
                                                                   -----------------    ------------    ----------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..................................      $   (29,141)       $  (34,916)      $    103,369
  Net realized gain (loss) from investments.....................          110,072            (2,045)            25,603
  Net unrealized appreciation (depreciation) from investments...         (132,802)          975,733            343,477
                                                                       ----------        ----------        -----------
  Net increase (decrease) in net assets resulting from
    operations..................................................          (51,871)          938,772            472,449
                                                                       ----------        ----------        -----------
  Distributions to shareholders from net realized gain on
    investments--Class A........................................               --          (164,889)                --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sales of shares.............................          731,931         2,757,098         13,837,307
  Reinvestment of distributions.................................               --           164,889                 --
  Cost of shares redeemed.......................................         (585,323)         (517,167)          (253,035)
                                                                       ----------        ----------        -----------
  Net increase in net assets resulting from capital share
    transactions................................................          146,608         2,404,820         13,584,272
                                                                       ----------        ----------        -----------
  Net increase in net assets....................................           94,737         3,178,703         14,056,721
NET ASSETS:
  Beginning of period...........................................        5,172,158         1,993,455                  0
                                                                       ----------        ----------        -----------
  End of period (including undistributed net investment income
    of $0, and $103,369, respectively)..........................      $ 5,266,895        $5,172,158       $ 14,056,721
                                                                       ==========        ==========        ===========

                                                                                              RESERVE INTERNATIONAL
                                                   RESERVE EMERGING GROWTH FUND                    EQUITY FUND
                                                 ---------------------------------    -------------------------------------
                                                                                                            JULY 13, 1996
                                                                                                           (COMMENCEMENT OF
                                                 SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      OPERATIONS) TO
                                                 NOVEMBER 30, 1996    MAY 31, 1996    NOVEMBER 30, 1996      MAY 31, 1996
                                                 -----------------    ------------    -----------------    ----------------
INCREASE IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment loss.........................      $   (59,818)       $  (57,980)       $   (25,806)         $  (17,145)
  Net realized gain (loss) from investments
    and foreign currency transactions.........         (147,966)           80,546           (210,359)            (71,968)
  Net unrealized appreciation (depreciation)
    from investments and foreign currency
    transactions..............................         (619,077)        1,655,638            735,951             331,022
                                                     ----------        ----------         ----------          ----------
  Net increase (decrease) in net assets
    resulting from operations.................         (826,861)        1,678,204            499,786             241,909
                                                     ----------        ----------         ----------          ----------
  Distributions to shareholders from net
    realized gain on investments--Class A.....               --           (93,899)                --                  --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sales of shares...........        1,597,265         4,281,980          5,501,521           3,465,234
  Reinvestment of distributions...............               --            93,770                 --                  --
  Cost of shares redeemed.....................         (637,816)         (301,485)          (217,763)           (122,619)
                                                     ----------        ----------         ----------          ----------
  Net increase in net assets resulting from
    capital share transactions................          959,449         4,074,265          5,283,758           3,342,615
                                                     ----------        ----------         ----------          ----------
  Net increase in net assets..................          132,588         5,658,570          5,783,544           3,584,524
NET ASSETS:
  Beginning of period.........................        6,899,440         1,240,870          3,584,524                  --
                                                     ----------        ----------         ----------          ----------
  End of period...............................      $ 7,032,028        $6,899,440        $ 9,368,068          $3,584,524
                                                     ==========        ==========         ==========          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES

                                                         RESERVE INFORMED                       RESERVE LARGE-CAP
                                                       INVESTORS GROWTH FUND                       VALUE FUND
                                                 ---------------------------------    -------------------------------------
                                                                                                           JANUARY 2, 1996
                                                                                                           (COMMENCEMENT OF
                                                 SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      OPERATIONS) TO
                                                 NOVEMBER 30, 1996    MAY 31, 1996    NOVEMBER 30, 1996      MAY 31, 1996
                                                 -----------------    ------------    -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
  Net investment loss.........................      $   (15,987)       $ (147,983)       $    (2,524)         $   (1,091)
  Net realized gain (loss) from investments...          801,213           850,186             (4,205)                 --
  Net unrealized appreciation (depreciation)
    from investments..........................       (1,826,980)        1,109,280            357,545              70,123
                                                     ----------        ----------         ----------          ----------
  Net increase (decrease) in net assets
    resulting from operations.................       (1,041,754)        1,811,483            350,816              69,032
                                                     ----------        ----------         ----------          ----------
  Distributions to shareholders from net
    realized gain on investments--Class A.....               --          (795,337)                --                  --
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sales of shares...........          974,290         6,254,939            934,215           1,165,180
  Reinvestment of distributions...............               --           790,060                 --                  --
  Cost of shares redeemed.....................         (493,373)       (8,490,282)          (100,000)             (3,152)
                                                     ----------        ----------         ----------          ----------
  Net increase (decrease) in net assets
    resulting from capital share
    transactions..............................          480,917        (1,445,283)           834,215           1,162,028
                                                     ----------        ----------         ----------          ----------
  Net increase (decrease) in net assets.......         (560,837)         (429,137)         1,185,031           1,231,060
NET ASSETS:
  Beginning of period.........................        6,408,063         6,837,200          1,231,060                  --
                                                     ----------        ----------         ----------          ----------
  End of period...............................      $ 5,847,226        $6,408,063        $ 2,416,091          $1,231,060
                                                     ==========        ==========         ==========          ==========

                                                                                              RESERVE MID-CAP
                                                                                                GROWTH FUND
                                                                                     ---------------------------------
                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                     NOVEMBER 30, 1996    MAY 31, 1996
                                                                                     -----------------    ------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment loss.............................................................      $   (26,703)       $  (32,656)
  Net realized loss from investments..............................................          (36,401)          (83,525)
  Net unrealized appreciation from investments....................................          201,110           453,671
                                                                                         ----------        ----------
  Net increase in net assets resulting from operations............................          138,006           337,490
                                                                                         ----------        ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sales of shares...............................................        1,704,005         2,345,759
  Cost of shares redeemed.........................................................       (1,053,402)         (143,694)
                                                                                         ----------        ----------
  Net increase in net assets resulting from capital share transactions............          650,603         2,202,065
                                                                                         ----------        ----------
  Net increase in net assets......................................................          788,609         2,539,555
NET ASSETS:
  Beginning of period.............................................................        2,539,555                 0
                                                                                         ----------        ----------
  End of period...................................................................      $ 3,328,164        $2,539,555
                                                                                         ==========        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
         NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Reserve Private Equity Series (the "Trust") consists of the following funds: Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Emerging Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund. The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series.

   The Trust offers both Class A and Class D shares of each Fund. Class A shares are sold with an initial sales charge and Class D shares are sold without an initial sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.

   The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

   SECURITY VALUATION

   Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and federal income tax purposes.

   Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at November 30, 1996 as follows:

                                                                                      INCREASE (DECREASE)
                                                                            ----------------------------------------
                                                                                       UNDISTRIBUTED     ACCUMULATED
                                                                                       NET INVESTMENT     REALIZED
                                RESERVE FUND                                CAPITAL        INCOME        GAIN (LOSS)
   ----------------------------------------------------------------------   -------    --------------    -----------
   Blue Chip Growth Fund.................................................   (29,141)       29,141                --
   Emerging Growth Fund..................................................   (59,818)       59,818                --
   Informed Investors Growth Fund........................................   (15,987)       15,987                --
   International Equity Fund.............................................   (25,806)       25,806                --
   Large-Cap Value Fund..................................................    (2,524)        2,524                --
   Mid-Cap Growth Fund...................................................   (26,703)       26,703                --

   These reclassifications had no effect on net investment income, net realized gain on investments, or net assets for the six months ended November 30, 1996.

   FOREIGN CURRENCY TRANSLATION

   With respect to the Reserve International Equity Fund, assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

   FEDERAL INCOME TAXES

   It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains to its shareholders. Accordingly, no federal income tax provision is required.

   For federal income tax purposes, the following Funds indicated below had capital loss carryforwards at November 30, 1996, which are available to offset future realized capital gains, if any:

                                                                                         CAPITAL LOSS    EXPIRATION
                                                                                         CARRYFORWARD       YEAR
                                                                                         ------------    -----------
   Reserve International Equity Fund..................................................     $ 71,968         2004
   Reserve Mid-Cap Growth Fund........................................................       83,525         2004

2. INVESTMENT ACTIVITY

   The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended November 30, 1996, were as follows:

                                                                                       AGGREGATE     AGGREGATE
                                     RESERVE FUND                                      PURCHASES       SALES
   --------------------------------------------------------------------------------   -----------    ----------
   Blue Chip Growth Fund...........................................................   $ 1,956,257    $1,588,010
   Convertible Securities Fund.....................................................    17,085,719     3,809,480
   Emerging Growth Fund............................................................     1,537,043       376,363
   Informed Investors Growth Fund..................................................     4,197,643     4,494,889
   International Equity Fund.......................................................     6,736,222     1,862,433
   Large-Cap Value Fund............................................................       942,628       176,712
   Mid-Cap Growth Fund.............................................................     1,761,548     1,171,208

3. INVESTMENT MANAGEMENT AGREEMENT

   Reserve Management Company, Inc. (RMCI), serves as the Funds' investment adviser and pays substantially all ordinary operating expenses of the Funds for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of each Fund other than the International Equity Fund for which it receives 1.75%. RMCI is currently waiving a portion of its comprehensive fee, in the Reserve Convertible Securities Fund.

   For each Fund, RMCI has entered into an Investment Subadvisory Agreement (the "Subadvisory Agreement") with the Sub-Advisers. It is the responsibility of a Sub-Adviser to make the day-to-day investment decision of the Funds and to place the purchase and sales orders for securities transactions, subject in all cases to the general supervision of RMCI. For services under each Subadvisory Agreement, RMCI pays a fee up to an annual rate equal to the percentages specified in the table below of the corresponding Funds' average net assets.

                                                                                                   SUB-ADVISER'S
                   RESERVE FUND                                PORTFOLIO SUB-ADVISER                    FEE
   ---------------------------------------------   ---------------------------------------------   -------------
   Blue Chip Growth Fund                           Trainer, Wortham & Company, Inc.                     0.75%
   Convertible Securities Fund                     New Vernon Advisors, Inc.                            0.75%
   Emerging Growth Fund                            Roanoke Asset Management Corp.                       0.75%
   Informed Investors Growth Fund                  T. H. Fitzgerald & Company                           0.75%
   International Equity Fund                       Pinnacle Associates Limited                         0.875%
   Large-Cap Value Fund                            Siphron Capital Management                           0.75%
   Mid-Cap Growth Fund                             Southern Capital Advisors                            0.75%

   Trainer, Wortham & Company, Inc. owns 29% of the outstanding shares of the Reserve Blue Chip Growth Fund at November 30, 1996.

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

   As of November 30, 1996, RMCI and affiliated persons owned 3%, 13%, 13%, and 22% of the Reserve Emerging Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, and Reserve Mid-Cap Growth Fund, respectively.

4. DISTRIBUTION ASSISTANCE
  -----------------------

   Pursuant to a Distribution Plan under Rule 12b-1, the Funds will make payments to Resrv Partners, Inc. (RPI), the Funds' distributor of .25% per annum for Class A and 1.00% per annum for Class D of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. For the six months ended November 30, 1996, the Funds paid distribution expenses to RPI as follows:

                                        RESERVE FUND                                         CLASS A    CLASS D
   ---------------------------------------------------------------------------------------   -------    -------
   Blue Chip Growth Fund..................................................................   $6,685     $   361
   Convertible Securities Fund*...........................................................      283          14
   Emerging Growth Fund...................................................................    8,235       1,596
   Informed Investors Growth Fund.........................................................    7,173          98
   International Equity Fund..............................................................    7,561          97
   Large-Cap Value Fund...................................................................    2,312          27
   Mid-Cap Growth Fund....................................................................      889      10,646

   ------------------
   * RMCI waived 12b-1 fees of $3,660 and $11, for Reserve Convertible Securities Fund Class A and Class D, respectively, for the period September 3, 1996 (commencement of operations) to November 30, 1996.

5. CAPITAL SHARE TRANSACTIONS
  ---------------------------

   Transactions in capital stock of each Fund for the period ended November 30, 1996, were as follows:

                                                                           CLASS A                   CLASS D
                                                                   -----------------------     -------------------
                                                                      SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                      NOVEMBER 30, 1996         NOVEMBER 30, 1996
                                                                   -----------------------     -------------------
                   RESERVE BLUE CHIP GROWTH FUND                   SHARES         AMOUNT       SHARES      AMOUNT
   -------------------------------------------------------------   -------       ---------     ------      -------
   Sold.........................................................    46,958       $ 689,411     2,998       $42,520
   Redeemed.....................................................   (39,936)       (585,323)        0             0
                                                                   -------        --------     -----       -------
   Net increase.................................................     7,022       $ 104,088     2,998       $42,520
                                                                   =======        ========     =====       =======

                                                                           CLASS A                    CLASS D
                                                                   ------------------------     -------------------
                                                                      SEPTEMBER 3, 1996          SEPTEMBER 3, 1996
                                                                        (COMMENCEMENT              (COMMENCEMENT
                                                                      OF OPERATIONS) TO          OF OPERATIONS) TO
                                                                      NOVEMBER 30, 1996          NOVEMBER 30, 1996
                                                                   ------------------------     -------------------
                RESERVE CONVERTIBLE SECURITIES FUND                 SHARES        AMOUNT        SHARES      AMOUNT
   -------------------------------------------------------------   ---------    -----------     ------      -------
   Sold.........................................................   1,382,406    $13,827,195     1,011       $10,112
   Redeemed.....................................................     (25,175)      (253,035)        0             0
                                                                   ---------    -----------     -----       -------
   Net increase.................................................   1,357,231    $13,574,160     1,011       $10,112
                                                                   =========    ===========     =====       =======

                                                                           CLASS A                   CLASS D
                                                                   ------------------------     ------------------
                                                                       SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                      NOVEMBER 30, 1996         NOVEMBER 30, 1996
                                                                   ------------------------     ------------------
                   RESERVE EMERGING GROWTH FUND                    SHARES          AMOUNT       SHARES     AMOUNT
   -------------------------------------------------------------   -------       ----------     ------    --------
   Sold.........................................................    80,626       $1,427,150      9,788    $170,115
   Redeemed.....................................................   (36,097)        (609,432)    (1,654)    (28,384)
                                                                   -------       ----------      -----    --------
   Net increase.................................................    44,529       $  817,718      8,134    $141,731
                                                                   =======       ==========      =====    ========

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                                          CLASS A                   CLASS D
                                                                   ---------------------     ---------------------
                                                                     SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                     NOVEMBER 30, 1996         NOVEMBER 30, 1996
                                                                   ---------------------     ---------------------
              RESERVE INFORMED INVESTORS GROWTH FUND               SHARES       AMOUNT       SHARES        AMOUNT
   -------------------------------------------------------------   -------     ---------     ------        -------
   Sold.........................................................    78,018     $ 963,990       794         $10,300
   Redeemed.....................................................   (40,432)     (484,219)     (770)         (9,154)
                                                                   -------      --------      ----         -------
   Net increase.................................................    37,586     $ 479,771        24         $ 1,146
                                                                   =======      ========      ====         =======

                                                                          CLASS A                   CLASS D
                                                                   ---------------------     ---------------------
                                                                     SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                     NOVEMBER 30, 1996         NOVEMBER 30, 1996
                                                                   ---------------------     ---------------------
                 RESERVE INTERNATIONAL EQUITY FUND                 SHARES       AMOUNT       SHARES        AMOUNT
   -------------------------------------------------------------   -------    ----------     ------        -------
   Sold.........................................................   483,364    $5,479,854     1,957         $21,667
   Redeemed.....................................................    18,988      (217,763)        0               0
                                                                   -------    ----------     -----         -------
   Net increase.................................................   464,376    $5,262,091     1,957         $21,667
                                                                   =======    ==========     =====         =======

                                                                          CLASS A                   CLASS D
                                                                   ---------------------     ---------------------
                                                                     SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                     NOVEMBER 30, 1996         NOVEMBER 30, 1996
                                                                   ---------------------     ---------------------
                   RESERVE LARGE-CAP VALUE FUND                    SHARES       AMOUNT       SHARES         AMOUNT
   -------------------------------------------------------------   ------      ---------     ------         ------
   Sold.........................................................   83,223      $ 926,740       668          $7,475
   Redeemed.....................................................   (8,163)      (100,000)        0               0
                                                                   ------       --------       ---          ------
   Net increase.................................................   75,060      $ 826,740       668          $7,475
                                                                   ======       ========       ===          ======

                                                                          CLASS A                  CLASS D
                                                                   ---------------------     --------------------
                                                                     SIX MONTHS ENDED          SIX MONTHS ENDED
                                                                     NOVEMBER 30, 1996        NOVEMBER 30, 1996
                                                                   ---------------------     --------------------
                    RESERVE MID-CAP GROWTH FUND                    SHARES       AMOUNT       SHARES      AMOUNT
   -------------------------------------------------------------   -------    ----------     -------    ---------
   Sold.........................................................   119,943    $1,404,405      24,645    $ 299,600
   Redeemed.....................................................   (33,598)     (399,207)    (55,140)    (654,195)
                                                                   -------    ----------     -------    ---------
   Net increase.................................................    86,345    $1,005,198     (30,495)   $(354,595)
                                                                   =======    ==========     =======    =========

   Transactions in capital stock of each Fund for the period ended May 31, 1996, were as follows:

                                                                          CLASS A                   CLASS D
                                                                   ---------------------     ---------------------

                                                                                               FEBRUARY 13, 1996
                                                                                                 (COMMENCEMENT
                                                                        YEAR ENDED             OF OPERATIONS) TO
                                                                       MAY 31, 1996              MAY 31, 1996
                                                                   ---------------------     ---------------------
                   RESERVE BLUE CHIP GROWTH FUND                   SHARES       AMOUNT       SHARES        AMOUNT
   -------------------------------------------------------------   -------    ----------     ------        -------
   Sold.........................................................   203,145    $2,716,393     2,865         $40,705
   Reinvested...................................................    12,752       164,889        --              --
   Redeemed.....................................................   (37,574)     (517,167)       --              --
                                                                   -------    ----------     -----         -------
   Net increase.................................................   178,323    $2,364,115     2,865         $40,705
                                                                   =======    ==========     =====         =======

                       THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                                           CLASS A                  CLASS D
                                                                   -----------------------     ------------------

                                                                                               FEBRUARY 26, 1996
                                                                                                 (COMMENCEMENT
                                                                         YEAR ENDED            OF OPERATIONS) TO
                                                                        MAY 31, 1996              MAY 31, 1996
                                                                   -----------------------     ------------------
                   RESERVE EMERGING GROWTH FUND                    SHARES         AMOUNT       SHARES     AMOUNT
   -------------------------------------------------------------   -------      ----------     ------    --------
   Sold.........................................................   251,367      $4,052,411     12,448    $229,569
   Reinvested...................................................     5,916          93,770         --          --
   Redeemed.....................................................   (18,653)       (301,485)        --          --
                                                                   -------      ----------     ------    --------
   Net increase.................................................   238,630      $3,844,696     12,448    $229,569
                                                                   =======      ==========     ======    ========

                                                                           CLASS A                   CLASS D
                                                                   -----------------------     -------------------

                                                                                                FEBRUARY 13, 1996
                                                                                                  (COMMENCEMENT
                                                                         YEAR ENDED             OF OPERATIONS) TO
                                                                        MAY 31, 1996              MAY 31, 1996
                                                                   -----------------------     -------------------
              RESERVE INFORMED INVESTORS GROWTH FUND                SHARES       AMOUNT        SHARES      AMOUNT
   -------------------------------------------------------------   --------    -----------     ------     --------
   Sold.........................................................    458,428    $ 6,230,788     1,953      $ 24,151
   Reinvested...................................................     56,312        790,060        --            --
   Redeemed.....................................................   (639,631)    (8,479,206)     (909)      (11,076)
                                                                    -------     ----------     -----       -------
   Net increase.................................................   (124,891)   $(1,458,358)    1,044      $ 13,075
                                                                    =======     ==========     =====       =======

                                                                           CLASS A                   CLASS D
                                                                   -----------------------     -------------------
                                                                        JULY 13, 1995            MARCH 11, 1996
                                                                        (COMMENCEMENT             (COMMENCEMENT
                                                                      OF OPERATIONS) TO         OF OPERATIONS) TO
                                                                        MAY 31, 1996              MAY 31, 1996
                                                                   -----------------------     -------------------
                 RESERVE INTERNATIONAL EQUITY FUND                 SHARES         AMOUNT       SHARES       AMOUNT
   -------------------------------------------------------------   -------      ----------     ------       ------
   Sold.........................................................   329,964      $3,459,234       552        $6,000
   Redeemed.....................................................   (12,037)       (122,619)       --            --
                                                                   -------      ----------       ---        ------
   Net increase.................................................   317,927      $3,336,615       552        $6,000
                                                                   =======      ==========       ===        ======

                                                                           CLASS A
                                                                   -----------------------
                                                                       JANUARY 2, 1996
                                                                        (COMMENCEMENT
                                                                      OF OPERATIONS) TO
                                                                        MAY 31, 1996
                                                                   -----------------------
                   RESERVE LARGE-CAP VALUE FUND                    SHARES         AMOUNT
   -------------------------------------------------------------   -------      ----------
   Sold.........................................................   112,729      $1,165,180
   Redeemed.....................................................      (292)         (3,152)
                                                                   -------      ----------
   Net increase.................................................   112,437      $1,162,028
                                                                   =======      ==========

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                                        CLASS A                  CLASS D
                                                                   ------------------     ---------------------

                                                                     MARCH 13, 1996
                                                                     (COMMENCEMENT
                                                                   OF OPERATIONS) TO           YEAR ENDED
                                                                      MAY 31, 1996            MAY 31, 1996
                                                                   ------------------     ---------------------
                    RESERVE MID-CAP GROWTH FUND                    SHARES     AMOUNT      SHARES       AMOUNT
   -------------------------------------------------------------   ------    --------     -------    ----------
   Sold.........................................................   11,491    $139,077     207,997    $2,206,682
   Redeemed.....................................................     (810)    (10,000)    (11,798)     (133,694)
                                                                   ------    --------     -------    ----------
   Net increase.................................................   10,681    $129,077     196,199    $2,072,988
                                                                   ======    ========     =======    ==========

6. MANAGEMENT'S USE OF ESTIMATES
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

7. SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
  ------------------------------------------------------------------------------

                                                       CLASS A                                          CLASS D
                                -----------------------------------------------------    -------------------------------------
                                                                                                                FEBRUARY 13,
                                                                     OCTOBER 28, 1994                               1996
                                   SIX MONTHS                        (COMMENCEMENT OF       SIX MONTHS        (COMMENCEMENT OF
                                      ENDED           YEAR ENDED      OPERATIONS) TO           ENDED           OPERATIONS) TO
RESERVE BLUE CHIP GROWTH FUND   NOVEMBER 30, 1996    MAY 31, 1996      MAY 31, 1995      NOVEMBER 30, 1996      MAY 31, 1996
------------------------------  -----------------    ------------    ----------------    -----------------    ----------------
NET ASSET VALUE, beginning of
  period......................       $ 14.91            $12.03            $10.00              $ 14.88              $13.49
                                      ------            ------            ------               ------              ------
Income from investment
  operations
  Net investment loss.........          (.08)             (.10)             (.03)                (.11)               (.04)
  Net realized and unrealized
    gain (loss)...............          (.07)             3.62              2.06                  .32                1.43
                                      ------            ------            ------               ------              ------
Total from investment
  operations..................          (.15)             3.52              2.03                 (.21)               1.39
Less distribution from net
  realized gain...............            --              (.64)               --                   --                  --
                                      ------            ------            ------               ------              ------
NET ASSET VALUE, end of
  period......................       $ 14.76            $14.91            $12.03              $ 14.67              $14.88
                                      ======            ======            ======               ======              ======
Total Return..................         (1.01)%(2)        30.10%            20.30%(2)            (1.41)%(2)          10.30%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets in thousands, end
  of period...................       $ 5,181            $5,130            $1,993              $    86              $   43
Ratio of expenses to average
  net assets before waiver....          1.75%(1)          1.75%             1.75%(1)             2.50%(1)            2.50%(1)
Ratio of expenses to average
  net assets, net of waiver...          1.75%(1)          1.75%             1.73%(1)             2.50%(1)            2.50%(1)
Ratio of net investment loss
  to average net assets,
  before waivers..............         (1.07)%(1)        (0.94)%           (0.72)%(1)           (1.81)%(1)          (1.70)%(1)
Ratio of net investment loss
  to average net assets, net
  of waiver...................         (1.07)%(1)        (0.94)%           (0.70)%(1)           (1.81)%(1)          (1.70)%(1)
Portfolio turnover rate.......            31%               72%               68%                  31%                 72%
Average commission per share
  on portfolio transactions...       $  0.05            $ 0.06               N/A              $  0.05              $ 0.06

---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                                                CLASS A             CLASS D
                                                                            ----------------    ----------------
                                                                              SEPTEMBER 3,        SEPTEMBER 3,
                                                                                  1996                1996
                                                                            (COMMENCEMENT OF    (COMMENCEMENT OF
                                                                             OPERATIONS) TO      OPERATIONS) TO
                                                                              NOVEMBER 30,        NOVEMBER 30,
                   RESERVE CONVERTIBLE SECURITIES FUND                            1996                1996
-------------------------------------------------------------------------   ----------------    ----------------
NET ASSET VALUE, beginning of period.....................................        $10.00              $10.00
                                                                                 ------              ------
Income from investment operations
  Net investment income..................................................           .02                 .01
  Net realized and unrealized gain (loss)................................           .33                 .32
                                                                                 ------              ------
Total from investment operations.........................................           .35                 .33
                                                                                 ------              ------
NET ASSET VALUE, end of period...........................................        $10.35              $10.33
                                                                                 ======              ======
Total Return.............................................................          3.50%(2)            3.30%(2)
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------
Net assets in thousands, end of period...................................        $6,468              $   10
Ratio of expenses to average net assets before waiver....................          1.75%(1)            2.50%(1)
Ratio of expenses to average net assets, net of waiver...................          0.59%(1)            1.74%(1)
Ratio of net investment gain to average net assets, before waiver........          5.39%(1)            3.76%(1)
Ratio of net investment gain to average net assets, net of waiver........          6.55%(1)            4.53%(1)
Portfolio turnover rate..................................................            43%                 43%
Average commission per share on portfolio transactions...................        $ 0.01              $ 0.01

                                                       CLASS A                                          CLASS D
                                -----------------------------------------------------    -------------------------------------
                                                                                                                FEBRUARY 13,
                                                                     OCTOBER 28, 1994                               1996
                                   SIX MONTHS                        (COMMENCEMENT OF       SIX MONTHS        (COMMENCEMENT OF
                                      ENDED           YEAR ENDED      OPERATIONS) TO           ENDED           OPERATIONS) TO
RESERVE EMERGING GROWTH FUND    NOVEMBER 30, 1996    MAY 31, 1996      MAY 31, 1995      NOVEMBER 30, 1996      MAY 31, 1996
-----------------------------   -----------------    ------------    ----------------    -----------------    ----------------
NET ASSET VALUE, beginning of
  period.....................        $ 19.56            $12.21            $10.00              $ 19.52              $16.88
                                      ------            ------            ------               ------              ------
Income from investment
  operations
  Net investment loss........           (.15)             (.17)             (.09)                (.19)               (.04)
  Net realized and unrealized
    gain (loss)..............          (2.06)             8.05              2.30                (2.08)               2.68
                                      ------            ------            ------               ------              ------
Total from investment
  operations.................          (2.21)             7.88              2.21                (2.27)               2.64
Less distribution from net
  realized gain..............             --              (.53)               --                   --                  --
                                      ------            ------            ------               ------              ------
NET ASSET VALUE, end of
  period.....................        $ 17.35            $19.56            $12.21              $ 17.25              $19.52
                                      ======            ======            ======               ======              ======
Total Return.................         (11.30)%(2)        65.55%            22.10%(2)           (11.63)%(2)          15.64%(2)
RATIOS/SUPPLEMENTAL DATA
-----------------------------
Net assets in thousands, end
  of period..................        $ 6,677            $6,657            $1,241              $   355              $  243
Ratio of expenses to average
  net assets.................           1.75%(1)          1.75%             1.75%(1)             2.50%(1)            2.50%(1)
Ratio of net investment loss
  to average net assets......          (1.70)%(1)        (1.70)%           (1.62)%(1)           (2.45)%(1)          (2.48)%(1)
Portfolio turnover rate......              6%               38%               43%                   6%                 38%
Average commission per share
  on portfolio
  transactions...............        $  0.01            $ 0.01               N/A              $  0.01              $ 0.01

---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                         CLASS A                                  CLASS D
                                          -------------------------------------    -------------------------------------
                                                                JULY 13, 1996                            MARCH 11, 1996
                                             SIX MONTHS        (COMMENCEMENT OF       SIX MONTHS        (COMMENCEMENT OF
                                                ENDED           OPERATIONS) TO           ENDED           OPERATIONS) TO
   RESERVE INTERNATIONAL EQUITY FUND      NOVEMBER 30, 1996      MAY 31, 1996      NOVEMBER 30, 1996      MAY 31, 1996
---------------------------------------   -----------------    ----------------    -----------------    ----------------
NET ASSET VALUE, beginning of period...        $ 11.26              $10.00              $ 11.25              $10.79
                                                ------              ------               ------              ------
Income from investment operations
  Net investment loss..................           (.03)               (.05)                (.07)               (.01)
  Net realized and unrealized gain.....            .71                1.31                  .70                 .47
                                                ------              ------               ------              ------
Total from investment operations.......            .68                1.26                  .63                 .46
                                                ------              ------               ------              ------
NET ASSET VALUE, end of period.........        $ 11.94              $11.26              $ 11.88              $11.25
                                                ======              ======               ======              ======
Total Return...........................           6.04%(2)           12.60%(2)             5.60%(2)            4.26%(2)
RATIOS/SUPPLEMENTAL DATA
---------------------------------------
Net assets in thousands, end of
  period...............................        $ 9,338              $3,578              $    30              $    6
Ratio of expenses to average net assets
  before waiver........................           2.00%(1)            2.00%(1)             2.75%(1)            2.75%(1)
Ratio of expenses to average net
  assets, net of waiver................           2.00%(1)            1.99%(1)             2.75%(1)            2.75%(1)
Ratio of net investment loss to average
  net assets, before waiver............          (0.84)%(1)          (0.92)%(1)           (1.67)%(1)          (0.70)%(1)
Ratio of net investment loss to average
  net assets, net of waiver............          (0.84)%(1)          (0.91)%(1)           (1.67)%(1)          (0.70)%(1)
Portfolio turnover rate................             35%                 70%                  35%                 70%
Average commission per share on
  portfolio transactions...............        $  0.03              $ 0.02              $  0.03              $ 0.02

                                                          CLASS A                                       CLASS D
                                    ---------------------------------------------------   ------------------------------------
                                                                                                                FEBRUARY 13,
                                                                       OCTOBER 28, 1994                             1996
                                       SIX MONTHS                      (COMMENCEMENT OF      SIX MONTHS       (COMMENCEMENT OF
 RESERVE INFORMED INVESTORS GROWTH        ENDED          YEAR ENDED     OPERATIONS) TO          ENDED          OPERATIONS) TO
               FUND                 NOVEMBER 30, 1996   MAY 31, 1996     MAY 31, 1995     NOVEMBER 30, 1996     MAY 31, 1996
----------------------------------- -----------------   ------------   ----------------   -----------------   ----------------
NET ASSET VALUE, beginning of
  period...........................      $ 14.36           $11.99           $10.00             $ 14.33             $12.29
                                          ------           ------           ------              ------
Income from investment operations
  Net investment loss..............         (.03)           (0.33)            (.07)               (.11)              (.06)
  Net realized and unrealized
    gain...........................        (2.24)            3.87             2.06               (2.21)              2.10
                                          ------           ------           ------              ------
Total from investment operations...        (2.27)            3.54             1.99               (2.32)              2.04
Less distribution from net realized
  gain.............................           --            (1.17)              --                  --                 --
                                          ------           ------           ------              ------
NET ASSET VALUE, end of period.....      $ 12.09           $14.36           $11.99             $ 12.01             $14.33
                                          ======           ======           ======              ======
Total Return.......................       (15.81)%(2)       29.75%           19.90%(2)          (16.19)%(2)         16.60%(2)
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................      $ 5,834           $6,393           $6,837             $    13             $   15
Ratio of expenses to average net
  assets...........................         1.75%(1)         1.75%            1.75%(1)            2.50%(1)           2.50%(1)
Ratio of net investment loss to
  average net assets...............        (0.55)%(1)       (1.57)%          (1.62)%(1)          (1.21)%(1)         (2.32)%(1)
Portfolio turnover rate............           98%             132%              59%                 98%               132%
Average commission per share on
  portfolio transactions...........      $  0.05           $ 0.05              N/A             $  0.05             $ 0.05

---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                      THE RESERVE PRIVATE EQUITY SERIES
  NOTES TO FINANCIAL STATEMENTS--NOVEMBER 30, 1996--(UNAUDITED)--(CONTINUED)

                                                                          CLASS A                        CLASS D
                                                           -------------------------------------    -----------------
                                                                                JANUARY 2, 1996
                                                              SIX MONTHS        (COMMENCEMENT OF       SIX MONTHS
                                                                 ENDED           OPERATIONS) TO           ENDED
              RESERVE LARGE-CAP VALUE FUND                 NOVEMBER 30, 1996      MAY 31, 1996      NOVEMBER 30, 1996
--------------------------------------------------------   -----------------    ----------------    -----------------
NET ASSET VALUE, beginning of period....................        $ 10.95              $10.00              $ 10.95
                                                                 ------              ------               ------
Income from investment operations
  Net investment loss...................................           (.13)              (0.01)                (.04)
  Net realized and unrealized gain......................           2.02                0.96                 1.89
                                                                 ------              ------               ------
Total from investment operations........................           1.89                0.95                 1.85
                                                                 ------              ------               ------
NET ASSET VALUE, end of period..........................        $ 12.84              $10.95              $ 12.80
                                                                 ======              ======               ======
Total Return............................................          17.26%(2)            9.50%(2)            16.89%(2)
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------
Net assets in thousands, end of period..................        $ 2,406              $1,231              $    10
Ratio of expenses to average net assets.................           1.75%(1)            1.75%(1)             2.50%(1)
Ratio of net investment loss to average net assets......           (.30)%(1)          (0.32)%(1)           (1.02)%(1)
Portfolio turnover rate.................................             10%                  0%                  10%
Average commission per share on portfolio
  transactions..........................................        $  0.07              $ 0.08              $  0.07

                                                             CLASS A                                CLASS D
                                              -------------------------------------    ---------------------------------
                                                                    JULY 13, 1996
                                                 SIX MONTHS        (COMMENCEMENT OF       SIX MONTHS
                                                    ENDED           OPERATIONS) TO           ENDED           YEAR ENDED
        RESERVE MID-CAP GROWTH FUND           NOVEMBER 30, 1996      MAY 31, 1996      NOVEMBER 30, 1996    MAY 31, 1996
-------------------------------------------   -----------------    ----------------    -----------------    ------------
NET ASSET VALUE, beginning of period.......        $ 12.29              $10.94              $ 12.27            $10.00
                                                    ------              ------               ------            ------
Income from investment operations
  Net investment loss......................           (.05)               (.01)                (.13)             (.17)
  Net realized and unrealized gain.........            .47                1.36                  .50              2.44
                                                    ------              ------               ------            ------
Total from investment operations...........            .42                1.35                  .37              2.27
                                                    ------              ------               ------            ------
NET ASSET VALUE, end of period.............        $ 12.71              $12.29              $ 12.64            $12.27
                                                    ======              ======               ======            ======
Total Return...............................           3.42%(2)           12.34%(2)             3.02%(2)         22.70%
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------
Net assets in thousands, end of period.....        $   714              $  131              $ 2,112            $2,408
Ratio of expenses to average net assets....           1.74%(1)            1.74%(1)             2.50%(1)          2.49%
Ratio of net investment loss to average net
  assets...................................          (1.27)%(1)          (0.97)%(1)           (2.08)%(1)        (2.00)%
Portfolio turnover rate....................             44%                 85%                  44%               85%
Average commission per share on portfolio
  transactions.............................        $  0.05              $ 0.04              $  0.05            $ 0.04

---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

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